CONVERTIBLE NOTES (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Short-Term Debt [Line Items]
Beginning balance	$ 502,006
Additions	0
Conversions	(34,398)
Ending balance	467,608
Less debt discount	(56,197)	$ (105,354)
Convertible notes payable, net	$ 411,411	$ 396,652
Private Investor [Member]
Short-Term Debt [Line Items]
Date	Mar. 28, 2022
Maturity date	Jul. 31, 2022
Interest rate	14.00%
Beginning balance	$ 310,000
Additions	0
Conversions	0
Ending balance	$ 310,000
Quick Capital L L C [Member]
Short-Term Debt [Line Items]
Date	Feb. 07, 2023
Maturity date	Nov. 08, 2023
Interest rate	12.00%
Beginning balance	$ 60,556
Additions	0
Conversions	(21,898)
Ending balance	$ 38,658
A E S Capital Management L L C [Member]
Short-Term Debt [Line Items]
Date	Feb. 08, 2023
Maturity date	Feb. 07, 2024
Interest rate	10.00%
Beginning balance	$ 38,000
Additions	0
Conversions	(12,500)
Ending balance	$ 25,500
Rock Bay Partners [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%
Beginning balance	$ 35,700
Additions	0
Conversions	0
Ending balance	$ 35,700
Diagonal Lending L L C 1800 [Member]
Short-Term Debt [Line Items]
Date	Jun. 08, 2023
Maturity date	Mar. 08, 2024
Interest rate	9.00%
Beginning balance	$ 57,750
Additions	0
Conversions	0
Ending balance	$ 57,750